INCOME TAXES (Significant components of deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 30, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (85,700)	$ (67,200)
Deferred tax liabilities	(12,623)	(3,713)
Deferred income taxes	(12,623)	(3,713)	$ 1,500
Before Offset Amount [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	(85,724)	(67,152)
Net deferred tax assets	26,737	30,231
Deferred tax liabilities	(39,360)	(33,944)
Deferred income taxes	(12,623)	(3,713)
Before Offset Amount [Member] | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	112,461	97,383
Before Offset Amount [Member] | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	85,800	75,433
Before Offset Amount [Member] | Non-deductible reserves and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,395	5,712
Before Offset Amount [Member] | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,227	9,629
Deferred tax liabilities	(29,095)	(24,239)
Before Offset Amount [Member] | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,039	6,609
Before Offset Amount [Member] | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (10,265)	$ (9,705)